Employees (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation

	€ million	€ million	€ million
Staff costs	2021	2020	2019
Wages and salaries	(5,062)	(5,051)	(5,364)
Social security costs	(529)	(519)	(541)
Other pension costs	(401)	(419)	(334)
Share-based compensation costs	(161)	(108)	(151)
	(6,153)	(6,097)	(6,390)

	‘000	‘000	‘000
Average number of employees during the year	2021	2020	2019
Asia/AMET/RUB	84	83	84
The Americas	37	38	40
Europe	28	29	29
	149	150	153

	€ million	€ million	€ million
Key management compensation	2021	2020	2019
Salaries and short-term employee benefits	(29)	(28)	(42)
Share-based benefits(a)	(10)	(5)	(16)
	(39)	(33)	(58)
Of which: Executive Directors	(8)	(6)	(9)
Other(b)	(31)	(27)	(49)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(41)	(35)	(60)
(a)Share-based benefits are expenses recognised for the period. Share-based benefits compensation on a vesting basis is €6 million (2020: €10 million; 2019: €17 million).
(b)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans	The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 96% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2021		31 December 2020
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	1.8%	3.6%	1.3%	3.3%
Inflation	2.6%	n/a	2.2%	n/a
Rate of increase in salaries	3.2%	3.0%	2.9%	3.0%
Rate of increase for pensions in payment (where provided)	2.5%	n/a	2.1%	n/a
Rate of increase for pensions in deferment (where provided)	2.7%	n/a	2.3%	n/a
Long-term medical cost inflation	n/a	5.1%	n/a	5.1%
The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 7% to the long-term rate after five years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
During 2021, changes were made to our discount rate assumption setting methodology to reflect changes made more generally by corporates and their advisers which resulted in a €200 million higher liability.
For the UK and Netherlands pension plans, representing approximately 70% of all defined benefit pension liabilities, the assumptions used at 31 December 2021 and 2020 were:

	United Kingdom		Netherlands
	2021	2020	2021	2020
Discount rate	1.9%	1.4%	1.1%	0.7%
Inflation	3.2%	2.7%	1.9%	1.5%
Rate of increase in salaries	3.7%	3.3%	2.4%	2.0%
Rate of increase for pensions in payment (where provided)	3.1%	2.7%	1.9%	1.5%
Rate of increase for pensions in deferment (where provided)	3.1%	2.7%	1.9%	1.5%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.8	21.7	21.6	21.5
Women	23.6	23.4	23.7	23.6
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.8	22.7	23.5	23.4
Women	24.8	24.6	25.5	25.4

Summary of Charge to Operating Profit
The charge to the income statement comprises:

		€ million	€ million	€ million
	Notes	2021	2020	2019
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(228)	(223)	(216)
Employee contributions		13	17	17
Special termination benefits		(15)	(37)	(5)
Past service cost including (losses)/gains on curtailments		18	20	65
Settlements		1	7	(2)
Defined contribution plans		(190)	(203)	(193)
Total operating cost	4A	(401)	(419)	(334)
Finance income/(cost)(a)	5	(10)	(9)	(30)
Net impact on the income statement (before tax)		(411)	(428)	(364)
(a)This includes the impact of interest on asset ceiling.

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability
Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability/asset.

	€ million	€ million	€ million
	2021	2020	2019
Return on plan assets excluding amounts included in net finance income/(cost)	1,958	1,494	2,385
Change in asset ceiling excluding amounts included in finance cost	(17)	2	(37)
Actuarial gains/(losses) arising from changes in demographic assumptions	(4)	246	183
Actuarial gains/(losses) arising from changes in financial assumptions	342	(1,414)	(2,138)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	126	(78)	(12)
Total of defined benefit costs recognised in other comprehensive income	2,405	250	381

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2021		€ million 2020
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	26,686	7	24,023	9
Present value of liabilities	(23,219)	(431)	(23,272)	(447)
Computed net assets/(liabilities)	3,467	(424)	751	(438)
Irrecoverable surplus(a)	(50)	—	(26)	—
Net pension assets/(liabilities)	3,417	(424)	725	(438)
Of which in respect of:
Funded plans in surplus:
Liabilities	(18,071)	—	(18,043)	—
Assets	23,240	—	20,790	1
Aggregate surplus	5,169	—	2,747	1
Irrecoverable surplus(a)	(50)	—	(26)	—
Pension asset net of liabilities	5,119	—	2,721	1
Funded plans in deficit:
Liabilities	(4,245)	(39)	(4,310)	(40)
Assets	3,446	7	3,233	8
Pension liability net of assets	(799)	(32)	(1,077)	(32)
Unfunded plans:
Pension liability	(903)	(392)	(919)	(407)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
Summary of Movements in Assets
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	12,499	5,587	5,920	24,006	12,122	5,522	6,082	23,726
Employee contributions	—	—	13	13	—	—	17	17
Settlements	—	—	—	—	—	—	(67)	(67)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,092	560	306	1,958	1,109	206	179	1,494
Change in asset ceiling excluding amounts included in interest expenses	—	—	(17)	(17)	—	—	2	2
Interest income(a)	181	39	124	344	230	60	146	436
Employer contributions	100	72	222	394	104	12	282	398
Benefit payments	(501)	(159)	(475)	(1,135)	(467)	(166)	(507)	(1,140)
Other	—	—	(47)	(47)	46	(47)	21	20
Currency retranslation	961	—	166	1,127	(645)	—	(235)	(880)
31 December	14,332	6,099	6,212	26,643	12,499	5,587	5,920	24,006
(a)This includes the impact of interest on asset ceiling.

Summary of Movements in Liabilities
Movements in liabilities during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	(11,148)	(5,060)	(7,511)	(23,719)	(11,001)	(5,097)	(7,824)	(23,922)
Current service cost	(127)	(4)	(97)	(228)	(114)	(3)	(106)	(223)
Special termination benefits	—	—	(15)	(15)	—	—	(37)	(37)
Past service costs including losses/(gains) on curtailments	(1)	—	19	18	17	—	3	20
Settlements	—	—	1	1	—	—	74	74
Interest cost	(161)	(35)	(158)	(354)	(208)	(55)	(182)	(445)
Actuarial gain/(loss) arising from changes in demographic assumptions	(2)	(6)	4	(4)	(1)	245	2	246
Actuarial gain/(loss) arising from changes in financial assumptions	225	(23)	140	342	(806)	(354)	(254)	(1,414)
Actuarial gain/(loss) arising from experience adjustments	95	32	(1)	126	(67)	(6)	(5)	(78)
Benefit payments	501	159	475	1,135	467	166	507	1,140
Other	—	—	48	48	(44)	44	(38)	(38)
Currency retranslation	(835)	—	(165)	(1,000)	609	—	349	958
31 December	(11,453)	(4,937)	(7,260)	(23,650)	(11,148)	(5,060)	(7,511)	(23,719)

Summary of Movements in (Deficit)/Surplus
Movements in (deficit)/surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	1,351	527	(1,591)	287	1,121	425	(1,742)	(196)
Current service cost	(127)	(4)	(97)	(228)	(114)	(3)	(106)	(223)
Employee contributions	—	—	13	13	—	—	17	17
Special termination benefits	—	—	(15)	(15)	—	—	(37)	(37)
Past service costs including losses/(gains) on curtailments	(1)	—	19	18	17	—	3	20
Settlements	—	—	1	1	—	—	7	7
Actual return on plan assets (excluding amounts in net finance income/charge)	1,092	560	306	1,958	1,109	206	179	1,494
Change in asset ceiling, excluding amounts included in interest expenses	—	—	(17)	(17)	—	—	2	2
Interest cost	(161)	(35)	(158)	(354)	(208)	(55)	(182)	(445)
Interest income(a)	181	39	124	344	230	60	146	436
Actuarial gain/(loss) arising from changes in demographic assumptions	(2)	(6)	4	(4)	(1)	245	2	246
Actuarial gain/(loss) arising from changes in financial assumptions	225	(23)	140	342	(806)	(354)	(254)	(1,414)
Actuarial gain/(loss) arising from experience adjustments	95	32	(1)	126	(67)	(6)	(5)	(78)
Employer contributions	100	72	222	394	104	12	282	398
Benefit payments	—	—	—	—	—	—	—	—
Other	—	—	1	1	2	(3)	(17)	(18)
Currency retranslation	126	—	1	127	(36)	—	114	78
31 December	2,879	1,162	(1,048)	2,993	1,351	527	(1,591)	287
(a)This includes the impact of interest on asset ceiling.

Movements In Irrevocable Surplus
Movements in irrecoverable surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	—	—	(26)	(26)	—	—	(37)	(37)
Interest income	—	—	(2)	(2)	—	—	(1)	(1)
Change in irrecoverable surplus in excess of interest	—	—	(17)	(17)	—	—	2	2
Currency retranslations	—	—	(5)	(5)	—	—	10	10
31 December	—	—	(50)	(50)	—	—	(26)	(26)

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants
The duration of the principal defined benefit plan liabilities (representing 96% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

			Rest of				Rest of
	UK	Netherlands	world(a)	2021 Total	UK	Netherlands	world(a)	2020 Total
Duration (years)	18	18	12	7 to 21	18	18	13	7 to 22
Active members	12%	12%	20%	14%	12%	12%	20%	14%
Deferred members	36%	43%	17%	33%	35%	43%	17%	32%
Retired members	52%	45%	63%	53%	53%	45%	63%	54%
(a)Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits
The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:

	€ million				€ million
	31 December 2021				31 December 2020
	UK	Netherlands	Rest of world	2021 Total	UK	Netherlands	Rest of world	2020 Total
Total Assets	14,332	6,099	6,255	26,686	12,499	5,587	5,937	24,023
Assets
Equities Total	1,714	1,676	1,835	5,225	4,653	1,837	1,694	8,184
- Europe	352	271	569	1,192	921	437	506	1,864
- North America	1,030	1,001	829	2,860	2,740	894	747	4,381
- Other	332	404	437	1,173	992	506	441	1,939
Fixed Income Total	8,875	3,353	3,176	15,404	5,819	2,766	3,108	11,693
- Government bonds	6,243	1,179	1,396	8,818	3,292	798	1,367	5,457
- Investment grade corporate bonds	1,160	537	1,109	2,806	1,167	540	1,111	2,818
- Other Fixed Income	1,472	1,637	671	3,780	1,360	1,428	630	3,418
Private Equity	424	77	17	518	274	64	9	347
Property and Real Estate	1,021	517	356	1,894	835	456	332	1,623
Hedge Funds	381	—	75	456	318	—	62	380
Other	1,823	322	359	2,504	470	320	377	1,167
Other Plans	—	—	421	421	—	—	370	370
Assets/Fund (Liabilities) that are not employee benefits
Derivatives	94	154	16	264	130	144	(15)	259

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-8%	-8%	-8%
Inflation rate	Increase by 0.5%	7%	9%	6%
Life expectancy	Increase by 1 year	6%	5%	5%
Long-term medical cost inflation(a)	Increase by 1.0%	0%	0%	3%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.

Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits	The table below sets out these amounts:

	€ million	€ million	€ million	€ million
	2022 Estimate	2021	2020	2019
Company contributions to funded plans:
Defined Benefit(a)	190	286	266	244
Defined Contribution	215	190	203	193
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	110	108	132	157
Group cash flow in respect of pensions and similar benefits	515	584	601	594
(a)Following the conclusion of the 2019 Funding valuation of the US Unicare Pension Plan, the Group contributed $100 million into the plan in 2020. Deficit contributions to the US Pension Plan are expected to be nil for the following few years.

Schedule of Income Statement Charge
The charge in each of the last three years is shown below, and relates to equity-settled plans:

	€ million	€ million	€ million
Income statement charge	2021	2020	2019
Performance share plans	(150)	(98)	(142)
Other plans	(11)	(10)	(9)
	(161)	(108)	(151)

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information
A summary of the status of the Performance Share Plans as at 31 December 2021, 2020 and 2019 and changes during the years ended on these dates is presented below:

	2021	2020	2019
	Number of shares	Number of shares	Number of shares
Outstanding at 1 January	11,371,436	11,137,801	13,634,518
Awarded	7,667,929	4,395,633	4,538,771
Vested	(3,425,232)	(3,240,738)	(6,041,011)
Forfeited	(1,295,569)	(921,260)	(994,477)
Outstanding at 31 December	14,318,564	11,371,436	11,137,801

	2021	2020	2019
Share award value information
Fair value per share award during the year	€47.64	€43.91	€48.22